Summary of Significant Accounting Policies: Cash Concentration (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Cash Concentration

Cash Concentration

The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. Accounts are guaranteed by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The company has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on cash.